Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 5,073	$ 4,863
Interest-bearing deposits with banks	34,057	25,583
Cash and interest bearing deposits with banks	39,130	30,446
Trading loans, securities, and other (Note 4)	162,475	146,000
Non-trading financial assets at fair value through profit or loss (Note 4)	7,172	6,503
Derivatives (Note 4)	45,604	48,894
Financial assets designated at fair value through profit or loss (Note 4)	3,614	4,040
Financial assets at fair value through other comprehensive income (Notes 4, 5, 6)	107,872	111,104
Total Trading and Non Trading Financial Assets	326,737	316,541
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	134,854	130,497
Securities purchased under reverse repurchase agreements (Note 4)	165,795	165,935
Loans (Notes 4, 6)
Residential mortgages	238,560	235,640
Consumer instalment and other personal	180,503	180,334
Credit card	37,169	36,564
Business and government	241,617	236,517
Gross loans	697,849	689,055
Allowance for loan losses (Note 6)	(4,683)	(4,447)
Loans, net of allowance for loan losses	693,166	684,608
Other
Customers' liability under acceptances	14,155	13,494
Goodwill (Note 9)	17,047	16,976
Other intangibles	2,422	2,503
Land, buildings, equipment, and other depreciable assets (Note 2)	9,624	5,513
Deferred tax assets	1,803	1,799
Amounts receivable from brokers, dealers, and clients	26,338	20,575
Other assets(Note 10)	16,902	17,087
Total other miscellaneous assets	97,747	87,263
Total assets	1,457,429	1,415,290
LIABILITIES
Trading deposits (Notes 4, 11)	27,344	26,885
Derivatives (Note 4)	45,535	50,051
Securitization liabilities at fair value (Note 4)	13,082	13,058
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	112,040	105,131
Total financial liabilities other than non-trading deposits and other	198,001	195,125
Deposits (Notes 4, 11)
Personal	518,655	503,430
Banks	17,223	16,751
Business and government	372,539	366,796
Total deposits, other than trading	908,417	886,977
Other
Acceptances	14,155	13,494
Obligations related to securities sold short (Note 4)	37,488	29,656
Obligations related to securities sold under repurchase agreements (Note 4)	126,296	125,856
Securitization liabilities at amortized cost (Note 4)	14,090	14,086
Amounts payable to brokers, dealers, and clients	28,162	23,746
Insurance-related liabilities	6,977	6,920
Other liabilities (Notes 2, 12)	24,330	21,004
Total other miscellaneous liabilities	251,498	234,762
Subordinated notes and debentures (Note 4)	10,711	10,725
Total liabilities	1,368,627	1,327,589
EQUITY
Contributed surplus	161	157
Retained earnings	50,119	49,497
Accumulated other comprehensive income (loss)	11,087	10,581
Total equity	88,802	87,701
Total liabilities and equity	1,457,429	1,415,290
Common shares [member]
EQUITY
Issued capital (Note 13)	21,773	21,713
Treasury shares - (Note 13)	(131)	(41)
Preferred shares [member]
EQUITY
Issued capital (Note 13)	5,800	5,800
Treasury shares - (Note 13)	(7)	(6)
TD Ameritrade [member]
Other
Investment in TD Ameritrade (Note 7)	$ 9,456	$ 9,316